Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Accounts Receivable Allowances	$ 77.3	$ 70.1
Preferred Stock, $100 Par Value - Par Value (in dollars per share)	$ 100	$ 100
Preferred Stock, $100 Par Value - Shares Authorized (in shares)	50,000	50,000
Preferred Stock, $100 Par Value - Shares Issued (in shares)	0	0
Common Stock, $1 Par Value - Par Value (in dollars per share)	$ 1	$ 1
Common Stock, $1 Par Value - Shares Authorized (in shares)	1,200,000,000	1,200,000,000
Common Stock, $1 Par Value - Shares Issued (in shares)	415,138,564	411,944,301
Treasury Stock at Cost (in shares)	21,690,679	12,314,200